Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2020
Expected dividend yield	0%
Risk-free interest rate	2.08%
Expected volatility	59.41%
Expected life	10 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	44.77

Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
Outstanding as of December 31, 2018	2,381,497	26.61	3.05 years	17.76	27.98	66,644,636

Exercised	(85,706)	0.50	1.21 years

Outstanding as of December 31, 2019	2,295,791	27.59	2.09 years	18.31	43.26	99,318,793

Granted	5,363,788	66.85	9.00 years
Forfeited	(13,750)	94.65	1.00 years
Exercised	(157,429)	0.84	0.33 years

Outstanding as of December 31, 2020	7,488,400	56.28	6.77 years	37.55	84.27	631,047,468

Forfeited	(35,572)	2.60	0 years
Exercised	(1,646,137)	39.01	0.55 years

Outstanding as of December 31, 2021	5,806,691	61.51	7.29 years	41.09	(19.51)	(113,305,854)

Non-vested as of December 31, 2021	3,650,356
Options vested and expected to vest as of December 31, 2021	5,806,691	61.51	7.29 years	41.09	(19.51)	(113,305,854)
Exercisable as of December 31, 2021	2,156,335	52.48	6.08 years	34.86	(10.48)	(22,598,391)

Schedule of non-vested shares movement

Non-vested shares outstanding
Outstanding as of December 31, 2019	3,399,817

Granted	1,628,542
Vested	(1,481,693)
Forfeited	(554,973)

Outstanding as of December 31, 2020	2,991,693

Granted	1,583,290
Vested	(1,156,264)
Forfeited	(782,945)

Outstanding as of December 31, 2021	2,635,774

Schedule of share-based compensation expenses

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Fulfillment expenses	(112,683)	(100,486)	(88,985)
Marketing expenses	(35,038)	(16,534)	(26,834)
Technology and content expenses	(180,493)	(152,234)	(252,730)
General and administrative expenses	(359,869)	(681,794)	(641,464)

	(688,083)	(951,048)	(1,010,013)

Shan Shan Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2019	2020	2021
Expected dividend yield	0%	0%	0%
Risk-free interest rate	2.53%~2.81%	2.72%~2.89%	2.28%~2.52%
Expected volatility	23.41%~24.02%	32.30%~33.90%	36.40%~40.10%
Total fair value of share-based awards	226,756	416,194	551,040